FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06-30-2011
Check here if Amendment [ ]; Amendment Number: ______ This
Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: David Allen
Address: 3100 Oak Road, Suite 380 Walnut Creek, CA 94597
Form 13F File Number: 28-13979


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
Name: David Allen
Title: Chief Compliance Officer
Phone: 925-930-2882

Signature, Place, and
Date of Signing:

David Allen

Walnut Creek, CA

08/15/11

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number          Name
28-13979	   	David Allen





FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included
Managers: NONE
Form 13F Information Table Entry
Total: 47
Form 13F Information Table Value
Total: 232355 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE








                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLYS 1-3 YR                 COM              464287457     5067    60107 SH       Sole                    35315             24792
ISHARES TR                     COM              464287242     2172    19720 SH       Sole                     3290             16430
WISDOMTREE TR                  COM              97717X867     5598   104601 SH       Sole                    29161             75440
ISHARES TR                     COM              464288646     7847    74771 SH       Sole                    20725             54046
SPDR SERIES TRUST              COM              78464A516      562     9100 SH       Sole                                       9100
ISHARES TR                     COM              464288638     3534    33155 SH       Sole                     3460             29695
POWERSHS DB MULTI SECT COMM    COM              73936B705      438    18360 SH       Sole                    18360
WISDOMTREE TRUST               COM              97717W125     2297    45360 SH       Sole                     1150             44210
UNITED STS COMMODITY INDEX F   COM              911717106     3673    57647 SH       Sole                    13727             43920
Apache Corp                    COM              037411105      423     3425 SH       Sole                     3425
Apple Inc                      COM              037833100      879     2620 SH       Sole                     2620
Citigroup Inc                  COM              172967424      893    21450 SH       Sole                    21450
ISHARES TR                     COM              464287168      407     7700 SH       Sole                     7700
Exxon Mobil Corp               COM              30231G102      262     3225 SH       Sole                     3225
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      394     7440 SH       Sole                     7440
Goldman Sachs Group Inc        COM              38141G104      314     2360 SH       Sole                     2360
POWERSHARES ETF TRUST          COM              73935X682     4102   284378 SH       Sole                    30590            253788
ISHARES TR                     COM              464287200    56655   427845 SH       Sole                   411840             16005
SPDR S&P 500 ETF TR            COM              78462F103      544     4120 SH       Sole                     4120
Schlumberger Ltd               COM              806857108      376     4350 SH       Sole                     4350
ISHARES TR                     COM              464286103      742    28485 SH       Sole                    28485
ISHARES TR                     COM              464286202     1173    51540 SH       Sole                    51540
ISHARES TR                     COM              464286509     1028    32465 SH       Sole                    32465
ISHARES TR                     COM              464287184    14526   338215 SH       Sole                   306655             31560
ISHARES TR                     COM              464287465      395     6575 SH       Sole                                       6575
ISHARES TR                     COM              464286707     1926    69690 SH       Sole                    69690
ISHARES TR                     COM              464286806     5454   202820 SH       Sole                   202820
ISHARES TR                     COM              464286848     1756   168362 SH       Sole                   168362
ISHARES TR                     COM              464286772    18498   284585 SH       Sole                   257080             27505
ISHARES TR                     COM              464286830     1140    74600 SH       Sole                    74600
ISHARES TR                     COM              464286814     1506    69840 SH       Sole                    69840
ISHARES TR                     COM              57060U506    16908   438715 SH       Sole                   395665             43050
ISHARES TR                     COM              464286780     1181    16615 SH       Sole                    16615
ISHARES TR                     COM              464286756     1534    48270 SH       Sole                    48270
ISHARES TR                     COM              464286749      585    22000 SH       Sole                    22000
ISHARES TR                     COM              464286731    11407   751480 SH       Sole                   678690             72790
ISHARES TR                     COM              464286624    13271   208886 SH       Sole                   187396             21490
UBS AG                         COM              h89231338      248    13600 SH       Sole                    13600
ISHARES TR                     COM              464286699     8121   455998 SH       Sole                   455998
ISHARES TR                     COM              464288257    15146   313904 SH       Sole                     9375            304529
POWERSHARES DB G10 CURCY HAR   COM              73935y102     1864    75236 SH       Sole                    10540             64696
ISHARES DIVERSIFIED ALTR TR    COM              464294107     3065    59018 SH       Sole                    10055             48963
INDEXIQ ETF TR                 COM              45409B107     1563    56744 SH       Sole                     4685             52059
GDL FUND                       COM              361570104     1837   136994 SH       Sole                    46706             90288
ISHARES TR                     COM              464287341     4577   109617 SH       Sole                    12090             97527
CLAYMORE EXCHANGE TRD FD TR    COM              18383M209     3754   103985 SH       Sole                    13435             90550
UBS AG JERSEY BRH              COM              902641596     2710   107195 SH       Sole                    14410             92785